Equity (Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 5,343,105	¥ 5,402,616	¥ 5,678,644
Other comprehensive income (loss) before reclassifications	7,614	(36,821)	42,967
Amounts reclassified from accumulated other comprehensive income (loss)	1,944	(884)	418
Total other comprehensive income (loss)	9,558	(37,705)	43,385
Less: other comprehensive (income) loss attributable to noncontrolling interests	185	(6)	(376)
Ending Balance	5,561,146	5,343,105	5,402,616
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	61,624	67,620	45,038
Other comprehensive income (loss) before reclassifications	12,821	(4,715)	22,468
Amounts reclassified from accumulated other comprehensive income (loss)	(1,082)	(1,278)	120
Total other comprehensive income (loss)	11,739	(5,993)	22,588
Less: other comprehensive (income) loss attributable to noncontrolling interests	0	(3)	(6)
Ending Balance	73,363	61,624	67,620
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(218)	(101)	(97)
Other comprehensive income (loss) before reclassifications	37	(148)	(20)
Amounts reclassified from accumulated other comprehensive income (loss)	48	31	16
Total other comprehensive income (loss)	85	(117)	(4)
Ending Balance	(133)	(218)	(101)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	6,281	16,871	(12,437)
Other comprehensive income (loss) before reclassifications	(13,557)	(10,324)	29,678
Amounts reclassified from accumulated other comprehensive income (loss)	582	(263)
Total other comprehensive income (loss)	(12,975)	(10,587)	29,678
Less: other comprehensive (income) loss attributable to noncontrolling interests	185	(3)	(370)
Ending Balance	(6,509)	6,281	16,871
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(52,799)	(31,791)	(22,914)
Other comprehensive income (loss) before reclassifications	8,313	(21,634)	(9,159)
Amounts reclassified from accumulated other comprehensive income (loss)	2,396	626	282
Total other comprehensive income (loss)	10,709	(21,008)	(8,877)
Ending Balance	(42,090)	(52,799)	(31,791)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	14,888	52,599	9,590
Ending Balance	¥ 24,631	¥ 14,888	¥ 52,599